Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)		Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 38,766	₨ 39,374
Working capital	66,626	57,556
Investment Mutual funds	13,263	13,832
Cash and cash equivalents	14,829	2,053			$ 203
Increase In Hedging Reserve Sensitivity Analysis	4,824	1,203		₨ 1,872
Decrease In Hedging Reserve Sensitivity Analysis	4,195	1,740		1,349
Increase In Profit From Contracts Sensitivity analysis	2,658	2,070		1,789
Decrease In Profit From Contracts Sensitivity Analysis	2,658	1,745		₨ 1,873
Borrowings	₨ 7,163	₨ 5,570	[1]
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%	10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 2,456	₨ 1,531
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%	10.00%		10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 37	₨ 41		₨ 93
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Investments other than investments accounted for using equity method	₨ 151
Investment In Market Linked Debentures [Member]
Financial Risk Management [Line Items]
Investments in marked linked debentures		1,993
Bonds And Commercial Paper [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method		7,862
Term Deposits with Banks and Bonds [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	6,481
Cash flow hedges [member]
Financial Risk Management [Line Items]
Borrowings	0	0
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 10,971
Borrowings, interest rate basis		1 Month LIBOR plus 12.5 bps to 1 Month LIBOR plus 82.7 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 63
Borrowings, interest rate basis		1 Month JIBAR plus 120 bps
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 1,579
Borrowings, interest rate basis		TIIE+1.25%
Floating interest rate [member] | Loan Four [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 4,000
Borrowings, interest rate basis		1 Month India Treasury Bill plus 60 bps
Floating interest rate [member] | Loan Five [Member]
Financial Risk Management [Line Items]
Borrowings		₨ 1,627
Borrowings, interest rate basis		3 Month LIBOR plus 55 bps
Floating interest rate [member] | Loan Six [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 8,800
Borrowings, interest rate basis	3 Months India Treasury Bill plus 30 bps
Floating interest rate [member] | Loan Seven [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,896
Borrowings, interest rate basis	TIIE+1.20%.
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 38,766	₨ 39,374

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs.